Shareholders Equity - Summary of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 22, 2017
Disclosure of classes of share capital [line items]
Treasury shares		22,025,248
Class A and BDRs [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	146,867,137
Treasury shares	27,488,204
Total	174,355,341
Class A and BDRs [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	14,514,418
Class A and BDRs [member] | Renaissance Technologies LLC [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	10,885,899
Class A and BDRs [member] | M&G Investment Management Limited [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	7,515,399
Class A and BDRs [member] | Eastspring Investments (Singapore) Limited [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	4,585,200
Class A and BDRs [member] | Free Float [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	109,366,221
Class B1 shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	96,332,044
Total	96,332,044
Class B1 shares [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	96,332,044
Class A and / BDRs [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	84.23%
Percentage of treasury shares	15.77%
Percentage of shares issued	100.00%
Class A and / BDRs [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	8.32%
Class A and / BDRs [member] | Renaissance Technologies LLC [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	6.24%
Class A and / BDRs [member] | M&G Investment Management Limited [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	4.31%
Class A and / BDRs [member] | Eastspring Investments (Singapore) Limited [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	2.63%
Class A and / BDRs [member] | Free Float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	62.73%
Class B shares [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Percentage of shares issued	100.00%
Class B shares [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%